Summary of Significant Accounting Policies (Assumptions Used in Valuation of Warrants) (Details) - Stock Warrants Liability [Member]	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate		2.75%
Dividend yield	0.00%	0.00%
Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	2.23%
Expected volatility	73.00%	71.60%
Expected lives	7 years 9 months 18 days	7 years 11 months 16 days
Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	2.46%
Expected volatility	100.00%	71.90%
Expected lives	10 years	8 years 7 months 6 days